Personnel - Summary of Analysis of Personnel (Detail) - Employees	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Analysis Of Personnel [Line items]
Personnel employed	5,266	5,766	7,277
Personnel Employed Under French Contracts [Member]
Disclosure Of Analysis Of Personnel [Line items]
Personnel employed	1,306	1,393	1,742
Personnel Employed Under Local Contracts [Member]
Disclosure Of Analysis Of Personnel [Line items]
Personnel employed	3,960	4,373	5,535
Field Staff [Member]
Disclosure Of Analysis Of Personnel [Line items]
Personnel employed	498	547	992